SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) $ / shares in Units, $ in Thousands	Jun. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Summary of Significant Accounting Policy [Line Items]
Stock price | $ / shares	$ 10.30	$ 9.10
Number outstanding | shares	240,764	240,764
Warrant derivative liabilities (long-term) | $	$ 1,200	$ 1,399
Measurement Input, Risk Free Interest Rate
Summary of Significant Accounting Policy [Line Items]
Warrants and rights outstanding, measurement input	1.72	2.48
Measurement Input, Price Volatility
Summary of Significant Accounting Policy [Line Items]
Warrants and rights outstanding, measurement input	65.00	70.00
Measurement Input, Expected Term
Summary of Significant Accounting Policy [Line Items]
Expected life (in years)	3 years 6 months	4 years